Note 9 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date
	Total, December 31, 2018	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$41,435	-	$41,435	-
	Fair Value Measurement at Reporting Date
	Total, March 31, 2019	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Interest rate swap contract, current portion	$22,681	-	$22,681	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	March 31, 2019
Interest rate swap contract	Current liabilities – Derivative	41,435	22,681
Total derivative liabilities		41,435	22,681

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instruments	Location of loss recognized	Three Months Ended March 31, 2018	Three Months Ended March 31, 2019
Interest rate swap contract– Unrealized gain/ (loss)	Loss on derivatives, net	42,731	(21,548)
Interest rate swap contract - Realized (loss) / gain	Loss on derivatives, net	(51,200)	18,754
Total loss on derivative		(8,469)	(2,794)